Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
iShares S&P 500 Index Fund Class K Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	15.26%	24.49%	15.02%	12.83%
iShares S&P 500 Index Fund Class G Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class G Shares
Average Annual Return, Percent	15.27%	24.51%	15.04%	12.84%
iShares S&P 500 Index Fund Investor P Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor P Shares (with sales charge)
Average Annual Return, Percent	9.03%	17.58%	13.42%	11.86%
iShares S&P 500 Index Fund Investor A Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	15.07%	24.09%	14.65%	12.47%
iShares S&P 500 Index Fund Service Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
Average Annual Return, Percent	15.15%	24.25%	14.80%	12.61%
iShares S&P 500 Index Fund Institutional Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	15.22%	24.41%	14.94%	12.75%
Without Sales Load [Member] | iShares S&P 500 Index Fund Investor P Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor P Shares
Average Annual Return, Percent	15.07%	24.09%	14.65%	12.47%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	15.29%	24.56%	15.05%	12.86%